Interest Expense on Borrowing (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Interest Expense [Line Items]
Securities sold under agreements to repurchase		$ 536	$ 599
Federal Home Loan
Bank advances	3,994,754	5,831,456	10,529,525
Borrowings	$ 3,994,754	$ 5,831,992	$ 10,530,124